INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Raw materials	10,136	9,295	6,804
Work-in-progress	3,062	2,536	1,856
Finished goods	875	813	595
Total inventory, net	14,073	12,644	9,255